Accounts receivable and other	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Accounts receivable and other
8. Accounts receivable and other

	December 31, 2019	December 31, 2018

Trade receivables	$35,107	$22,072
Value added tax and other taxes recoverable	17,658	34,791
Other receivables and advances	10,736	8,378
Prepaid expenses and deposits	11,789	15,746
	$75,290	$80,987